Note 10 - Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2013
Other Income and Expenses [Abstract]
Schedule of Other Operating Cost and Expense, by Component [Table Text Block]
	2013	2012	2011

Data processing	$183,863	$374,366	$360,003
Professional fees	692,375	636,286	856,712
Franchise tax	436,955	375,259	397,210
Advertising	462,758	614,312	615,033
ATM processing and other fees	446,017	341,640	249,996
Amortization of core deposit intangible asset	40,857	40,857	40,857
Postage	165,439	188,653	175,993
Stationery and supplies	177,947	210,332	191,832
FDIC assessment	379,587	751,799	995,252
Loan closing fees	174,564	275,212	193,151
Internet banking	250,312	224,961	233,961
Other real estate owned	250,632	705,910	505,833
Deposit losses & recoveries	28,720	314,473	4,758
Prepayment penalty on borrowings	984,566	-	-
Other	1,557,286	1,430,753	1,287,807

Total other operating expenses	$6,231,878	$6,484,813	$6,108,398